Issuance of Shares (Details)	9 Months Ended
	Sep. 30, 2025 MYR (RM) RM / shares shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 MYR (RM)	Sep. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 RM / shares shares
Issuance of Shares [Line items]
Offering price, per share (in Ringgits per share) | (per share)
Gross proceeds (in Ringgits)	RM 20,012,328	$ 4,753,973
Deferred offering costs (in Ringgits) | RM	10,886,371.99
Net proceeds (in Ringgits) | RM	RM 20,012,328
Restricted shares	200,000	200,000
Cash consideration (in Dollars) | $
Ordinary shares	10,800,000			10,800,000	10,800,000
Class A Ordinary Shares [Member]
Issuance of Shares [Line items]
Ordinary shares	8,800,000,000			8,800,000,000
Class B Ordinary Shares [Member]
Issuance of Shares [Line items]
Ordinary shares	2,000,000			2,000,000
Initial Public Offering [Member]
Issuance of Shares [Line items]
Number of shares issued	1,750,000	1,750,000
Offering price, per share (in Ringgits per share) | RM / shares	RM 17.6564
Gross proceeds (in Ringgits) | RM	RM 30,898,700